Segments Segments Revenues and Long-Lived Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue of U.S. Operations									$ 332,844	$ 319,800	$ 311,591
Total Revenue of Non-U.S. Operations									136,318	127,150	110,258
Total revenues	127,919	113,929	114,296	113,018	123,169	110,226	109,366	104,189	469,162	446,950	421,849
Disclosure on Geographic Areas, Long-Lived Assets in Entity's Country of Domicile	77,692				75,881				77,692	75,881	73,592
Disclosure on Geographic Areas, Long-Lived Assets in Foreign Countries	38,989				36,443				38,989	36,443	34,286
Long-Lived Assets	$ 116,681				$ 112,324				$ 116,681	$ 112,324	$ 107,878